UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Salt High truBetaTM US Market ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Consumer Cyclicals - 9.0%
568	BorgWarner, Inc.	$24,299
736	General Motors Company	24,781
1,116	Gentex Corporation	23,949
940	Skechers U.S.A., Inc. - Class A (a)	26,254
280	Square, Inc. - Class A (a)	27,723
88	Tesla, Inc. (a)	23,300
196	Tiffany & Company	25,278
1,348	Under Armour, Inc. - Class A (a)	28,605
168	Wayfair, Inc. - Class A (a)	24,809
		228,998
	Consumer Non-Cyclicals - 1.9%
12	Amazon.com, Inc. (a)	24,036
752	eBay, Inc. (a)	24,831
		48,867
	Consumer Services - 6.9%
196	Expedia Group, Inc.	25,574
416	Las Vegas Sands Corporation	24,681
468	Live Nation Entertainment, Inc. (a)	25,492
924	MGM Resorts International	25,789
1,156	Qurate Retail, Inc. (a)	25,675
508	TripAdvisor, Inc. (a)	25,944
188	Wynn Resorts, Ltd.	23,887
		177,042
	Energy - 12.7%
1,376	Antero Resources Corporation (a)	24,369
1,212	Centennial Resource Development, Inc. - Class A (a)	26,482
388	Cheniere Energy, Inc. (a)	26,962
332	Energen Corporation (a)	28,608
388	Hess Corporation	27,773
364	HollyFrontier Corporation	25,444
1,224	Marathon Oil Corporation	28,495
832	Murphy Oil Corporation	27,739
488	PBF Energy, Inc. - Class A	24,356
1,628	Range Resources Corporation	27,660
536	Whiting Petroleum Corporation (a)	28,429
1,432	WPX Energy, Inc. (a)	28,812
		325,129
	Finance - 12.8%
548	CBRE Group, Inc. - Class A (a)	24,167
500	Charles Schwab Corporation	24,575
476	E*TRADE Financial Corporation (a)	24,938
380	Lincoln National Corporation	25,711
116	Mastercard, Inc. - Class A	25,823

528	Morgan Stanley	24,589
248	Northern Trust Corporation	25,328
280	PayPal Holdings, Inc. (a)	24,595
444	SS&C Technologies Holdings, Inc.	25,232
460	TD Ameritrade Holding Corporation	24,302
260	Total System Services, Inc.	25,672
696	Unum Group	27,193
172	Visa, Inc. - Class A	25,815
		327,940
	Healthcare - 3.1%
372	Agilent Technologies, Inc.	26,241
336	Exact Sciences Corporation (a)	26,517
240	Veeva Systems, Inc. - Class A (a)	26,129
		78,887
	Industrials - 11.0%
640	American Airlines Group, Inc.	26,451
1,124	Arconic, Inc.	24,739
72	Boeing Company	26,777
176	Caterpillar, Inc.	26,838
604	Cree, Inc. (a)	22,873
180	Cummins, Inc.	26,293
172	Deere & Company	25,857
288	Dover Corporation	25,497
596	HD Supply Holdings, Inc. (a)	25,503
364	PACCAR, Inc.	24,821
364	Textron, Inc.	26,015
		281,664
	Non-Energy Materials - 12.8%
252	Albemarle Corporation	25,145
596	Alcoa Corporation (a)	24,078
496	CF Industries Holdings, Inc.	27,002
632	Chemours Company	24,926
724	Corning, Inc.	25,557
376	DowDuPont, Inc.	24,181
1,868	Freeport-McMoRan, Inc.	26,003
904	Huntsman Corporation	24,616
828	Mosaic Company	26,893
408	Nucor Corporation	25,888
884	Olin Corporation	22,701
544	Steel Dynamics, Inc.	24,583
884	United States Steel Corporation	26,944
		328,517
	Technology - 29.6%
316	Activision Blizzard, Inc.	26,288
92	Adobe Systems, Inc. (a)	24,835
780	Advanced Micro Devices, Inc. (a)	24,094
20	Alphabet, Inc. - Class A (a)	24,142
24	Alphabet, Inc. - Class C (a)	28,643
116	Apple, Inc.	26,186
96	Arista Networks, Inc. (a)	25,523

168	Autodesk, Inc. (a)	26,227
1,640	Cypress Semiconductor Corporation	23,764
156	Facebook, Inc. - Class A (a)	25,656
1,532	FireEye, Inc. (a)	26,044
304	GoDaddy, Inc. - Class A (a)	25,351
560	Intel Corporation	26,482
576	Micron Technology, Inc. (a)	26,052
224	Microsoft Corporation	25,619
72	Netflix, Inc. (a)	26,937
488	Nutanix, Inc. - Class A (a)	20,847
96	NVIDIA Corporation	26,978
1,284	ON Semiconductor Corporation (a)	23,664
896	Pure Storage, Inc. - Class A (a)	23,251
336	Qorvo, Inc. (a)	25,835
172	Red Hat, Inc. (a)	23,440
128	ServiceNow, Inc. (a)	25,041
204	Splunk, Inc. (a)	24,666
192	Take-Two Interactive Software, Inc. (a)	26,494
680	Teradyne, Inc.	25,146
848	Twitter, Inc. (a)	24,134
168	Workday, Inc. - Class A (a)	24,525
556	Yelp, Inc. (a)	27,355
356	Zendesk, Inc. (a)	25,276
		758,495
	TOTAL COMMON STOCKS (Cost $2,542,311)	2,555,539

	SHORT-TERM INVESTMENTS - 0.2%
5,951	First American Government Obligations Fund, Class X, 1.98% *	5,951
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,951)	5,951
	TOTAL INVESTMENTS - 100.0% (Cost $2,548,262)	2,561,490
	Other Assets in Excess of Liabilities - 0.0% ^	701
	NET ASSETS - 100.0%	$2,562,191

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of September 30, 2018.
^	Represents less than 0.05% of net assets.
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Sector composition financial data and analytics provider is FactSet. The RIC or Reuters Investment Code has been developed and maintained by Reuters and is the intellectual property of Reuters.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principles in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,555,539	$-	$-	$2,555,539
Short-Term Investments	5,951	-	-	5,951
Total Investments in Securities	$2,561,490	$-	$-	$2,561,490
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended September 30, 2018, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*        /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date      November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Paul R. Fearay
   Paul R. Fearday, President (principal executive officer)

Date      November 26, 2018

By (Signature and Title)*        /s/ Elizabeth A. Winske
Elizabeth A. Winske, Assistant Treasurer (acting principal
financial officer)

Date      November 26, 2018

* Print the name and title of each signing officer under his or her signature.